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                               THE ONE PROVIDER
             ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 33-63731

    SUPPLEMENT DATED FEBRUARY 6, 2006 TO YOUR PROSPECTUS DATED MAY 2, 2005

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    SUPPLEMENT DATED FEBRUARY 6, 2006 TO YOUR PROSPECTUS DATED MAY 2, 2005

          JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO - CLOSURE

Effective on May 8, 2006 after the close of regular trading on the New York Stock Exchange, the JPMorgan Investment Trust Mid Cap Value Portfolio of the JPMorgan Investment Trust will be closed to new premium payments and transfers of Investment Value.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5949